FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Investments Measured at Fair Value on Recurring Basis
	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2016	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Foreign exchange forward contracts- receivable	640,876	-	640,876	-

Liabilities:
Convertible senior notes	423,739,708	-	-	423,739,708
Guarantee liabilities	226,086,556	-	-	226,086,556
Interest rate swap	10,364,075	-	-	10,364,075

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2017	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Guarantee receivables	174,882,132	-	-	174,882,132

Liabilities:
Foreign exchange forward contracts- payable	4,520,619	-	4,520,619
Convertible senior notes	65,342	-	-	65,342
Guarantee liabilities	148,187,615	-	-	148,187,615
Interest rate swap	26,486,388	-	-	26,486,388

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2018	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Guarantee receivables	197,431,047			197,431,047
Foreign exchange forward contracts- receivable	1,192,168		1,192,168
Foreign exchange options	846,718			846,718

Liabilities:
Convertible senior notes	68,632			68,632
Guarantee liabilities	92,404,068			92,404,068
Foreign exchange forward contracts- payable	9,463,728		9,463,728
Interest rate swap	12,786,001			12,786,001

Schedule of Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs
	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at January 1,	1,506,981,361	423,739,708	65,342
Foreign exchange (gain)/loss	43,448,795	(845,071)	3,290
Change in fair value of convertible senior notes	92,015,957	-	-
Repurchase of convertible senior notes	(1,218,706,405)	(422,829,295)	-
Balance at December 31,	423,739,708	65,342	68,632

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at January 1,	17,490,323	-	-
Foreign exchange (gain)/loss	736,212	-	-
Change in fair value of capped call options	(18,226,535)	-	-
Balance at December 31,	-	-	-

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at January 1,	-	-	-
Purchase of foreign exchange options	-	-	10,566,900
Change in fair value of foreign exchange options	-	-	(9,720,182)
Balance at December 31,	-	-	846,718

Schedule of fair value of call spread option contracts
	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at January 1,	7,277,406	-	-
Purchase of call spread option	4,761,603	-	-
Exercise of call spread options	(12,039,009)	-	-
Balance at December 31,	-	-	-

Schedule of fair value of warrant liability
	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at January 1,	68,377,608	-	-
Exchange loss on warrant liability	2,256,314	-	-
Change in fair value of warrant liability	(34,937,341)	-	-
Repurchase of warrant liability	(35,696,581)	-	-
Balance at December 31,	-	-	-

Schedule of Change in Fair Value of rate swap Derivatives
	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at January 1,	-	10,364,075	26,486,388
Change in fair value of interest rate swap	10,364,075	16,122,313	(9,701,051)
Cash settlement	-	-	(3,999,336)
Balance at December 31,	10,364,075	26,486,388	12,786,001

Schedule of Change in Fair Value of Derivatives
	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at January 1,	-	226,086,556	148,187,615
Additions	235,728,241	5,122,691	1,425,026
Amortization	(9,641,685)	(47,292,776)	(28,243,063)
Cancellation	-	(35,728,856)	(28,965,510)
Balance at December 31,	226,086,556	148,187,615	92,404,068

	Foreign exchange forward		Type of derivatives
							Foreign
For the year ended	contracts		Call spread	Interest	Capped call	Warrant	exchange
December 31,	Realized	Unrealized	options	Rate swap	options	liability	options	Total
(In RMB)
2016	(53,202,660)	640,876		(10,364,075)	(18,226,535)	34,937,341		(46,215,053)
2017	(3,690,785)	(4,520,619)	-	(16,122,313)		-		(24,333,717)
2018	(42,614,340)	(1,475,360)	-	9,701,051	-	-	(9,720,182)	(44,108,831)

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2016	Quote Prices in active market for identical assets (Level 1)	Significant other observable input (Level 2)	Significant unobservable input (Leval 3)	Total (losses)
	RMB	RMB	RMB	RMB
Property, plant and equipment, net	4,738,681,353	-	-	4,738,681,353	125,524,021

As of December 31, 2018

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2018	Quote Prices in active market for identical assets (Level 1)	Significant other observable input (Level 2)	Significant unobservable input (Leval 3)	Total (losses)
	RMB	RMB	RMB	RMB
Property, plant and equipment, net	8,275,899,684	-	-	8,275,899,684	14,548,043